Share-based payments - Summary of Fair Value Per Option at Each Grant/Measurements Date Using the Black-Scholes Formula (Detail)	May 01, 2025 € / shares	Apr. 01, 2025 € / shares	Mar. 12, 2025 shares yr € / shares	Mar. 01, 2025 € / shares	Feb. 01, 2025 € / shares
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price	€ 15.8	€ 13.74	€ 14.71	€ 14.6	€ 16.57
Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price			14.74
Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Exercise price			€ 14.74
Black-Scholes formula [member] | Key management personnel of entity or parent [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares			555,000
Fair value of the options			€ 12.19
Fair value of the ordinary shares			14.71
Exercise price			€ 14.74
Expected volatility (%)			105.00%
Expected life (years) | yr			6.1
Risk-free interest rate (%)			4.30%
Expected dividend yield			0.00%
Black-Scholes formula [member] | Stock options granted to board of directors [Member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Number of options | shares			75,000
Fair value of the options			€ 11.86
Fair value of the ordinary shares			14.71
Exercise price			€ 14.74
Expected volatility (%)			105.00%
Expected life (years) | yr			5.5
Risk-free interest rate (%)			4.30%
Expected dividend yield			0.00%